Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [LineItems]
Shares transferred by the controlled trust to eligible employees on exercise of options	4,711,486	3,344,866	4,607,772
Treasury shares [member]
Statement [LineItems]
Treasury shares held by a controlled trust	14,689,729	19,401,215	22,746,081